Income Taxes - Summary of Movement in Deferred Income Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets And Liabilities [Line Items]
Balance, beginning of year	$ 0	$ 3,365
Recognized in profit and loss	(2,271)	0
Recognized in other comprehensive income	2,271	(25)
Recognized in discontinued operations (note 6)	0	(225)
Disposition of Bridge Farm (note 6)	0	(3,115)
Balance, end of year	0	0
Inner Spirit
Deferred Tax Assets And Liabilities [Line Items]
Acquisition of Inner Spirit	$ 0	$ 0